UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: January 31, 2019

*	This Form N-Q pertains only to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund. Each remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.4%
Asset-Backed & Securitized – 2.2%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.947% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)		$4,052,837	$ 4,053,968
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		2,190,172	2,179,614
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		1,331,195	1,315,426
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.179% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		3,204,527	3,158,106
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		3,382,623	3,327,442
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		467,871	467,712
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.987% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		2,866,629	2,813,983
TICP CLO Ltd., FLR, 3.601% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		4,817,160	4,756,363
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		2,058,000	2,047,164
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.749% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)		1,268,999	1,268,365
			$ 25,388,143
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022		$1,858,000	$ 1,822,858
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027		$1,826,000	$ 1,809,531
Conglomerates – 0.1%
United Technologies Corp., 3.95%, 8/16/2025		$1,304,000	$ 1,334,169
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$2,417,000	$ 2,335,688
Food & Beverages – 0.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$2,118,000	$ 2,109,302
International Market Sovereign – 2.2%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	14,636,147	$ 12,368,951
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	15,682,623	12,752,851
			$ 25,121,802
Major Banks – 0.5%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023		$3,139,000	$ 3,128,053
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		2,334,000	2,315,049
			$ 5,443,102
Mortgage-Backed – 1.1%
Freddie Mac, 3.064%, 8/25/2024		$3,288,093	$ 3,310,327
Freddie Mac, 3.243%, 4/25/2027		4,838,000	4,862,084
Freddie Mac, 3.117%, 6/25/2027		2,380,992	2,370,877
Freddie Mac, 3.286%, 11/25/2027		2,049,000	2,059,292
			$ 12,602,580
Municipals – 0.9%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023		$8,796,000	$ 7,549,431
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030		1,925,000	2,279,835
			$ 9,829,266
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022		$2,236,000	$ 2,219,495
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025		$3,607,000	$ 3,636,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,600,000	$ 1,555,269
U.S. Treasury Inflation Protected Securities – 89.5%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$26,233,706	$ 28,776,411
U.S. Treasury Bonds, 2%, 1/15/2026	28,707,725	31,142,969
U.S. Treasury Bonds, 2.375%, 1/15/2027	22,812,417	25,628,446
U.S. Treasury Bonds, 1.75%, 1/15/2028	12,274,923	13,280,412
U.S. Treasury Bonds, 3.625%, 4/15/2028	26,383,408	32,934,944
U.S. Treasury Bonds, 2.5%, 1/15/2029	26,788,626	31,114,222
U.S. Treasury Bonds, 3.875%, 4/15/2029	20,789,378	26,950,939
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,673,302	10,083,997
U.S. Treasury Bonds, 2.125%, 2/15/2040	12,163,485	14,651,139
U.S. Treasury Bonds, 2.125%, 2/15/2041	13,051,319	15,802,123
U.S. Treasury Bonds, 0.75%, 2/15/2042	29,404,438	27,454,480
U.S. Treasury Bonds, 0.625%, 2/15/2043	22,178,031	20,009,609
U.S. Treasury Bonds, 1.375%, 2/15/2044	25,168,120	26,737,195
U.S. Treasury Bonds, 0.75%, 2/15/2045	28,956,167	26,701,507
U.S. Treasury Bonds, 1%, 2/15/2046	20,419,849	19,961,998
U.S. Treasury Bonds, 0.875%, 2/15/2047	25,753,771	24,395,326
U.S. Treasury Bonds, 1%, 2/15/2048	4,763,868	4,656,743
U.S. Treasury Notes, 1.25%, 7/15/2020	16,511,721	16,641,678
U.S. Treasury Notes, 1.125%, 1/15/2021	54,158,433	54,449,421
U.S. Treasury Notes, 0.125%, 4/15/2021	12,152,764	11,949,585
U.S. Treasury Notes, 0.625%, 7/15/2021	43,443,283	43,453,482
U.S. Treasury Notes, 0.125%, 1/15/2022	55,553,281	54,532,353
U.S. Treasury Notes, 0.125%, 7/15/2022	48,941,433	48,129,353
U.S. Treasury Notes, 0.125%, 1/15/2023	31,438,273	30,722,187
U.S. Treasury Notes, 0.375%, 7/15/2023	46,935,921	46,466,118
U.S. Treasury Notes, 0.625%, 1/15/2024	38,662,883	38,552,515
U.S. Treasury Notes, 0.125%, 7/15/2024	15,162,813	14,751,829
U.S. Treasury Notes, 0.25%, 1/15/2025	42,163,230	41,018,845
U.S. Treasury Notes, 0.375%, 7/15/2025	67,708,437	66,460,944
U.S. Treasury Notes, 0.625%, 1/15/2026	37,070,043	36,768,848
U.S. Treasury Notes, 0.125%, 7/15/2026	44,561,299	42,681,949
U.S. Treasury Notes, 0.375%, 1/15/2027	26,215,966	25,418,222
U.S. Treasury Notes, 0.375%, 7/15/2027	21,591,595	20,957,061
U.S. Treasury Notes, 0.5%, 1/15/2028	38,364,774	37,395,164
		$ 1,010,632,014
Utilities - Electric Power – 0.5%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$3,038,000	$ 2,921,271
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	2,875,690
		$ 5,796,961
Total Bonds		$ 1,111,636,772
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 2.47% (v)	28,684,326	$ 28,681,457

Other Assets, Less Liabilities – (0.9)%		(10,682,770)
Net Assets – 100.0%		$ 1,129,635,459
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,681,457 and $1,111,636,772, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,265,661, representing 2.5% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
NZD	New Zealand Dollar
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	413,697	EUR	357,570	Goldman Sachs International	4/12/2019	$ 2,039
Liability Derivatives
USD	12,045,038	AUD	16,835,963	Deutsche Bank AG	4/12/2019	$(204,599)
USD	12,513,433	NZD	18,483,763	Goldman Sachs International	4/12/2019	(280,151)
						$(484,750)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,010,632,014	$—	$1,010,632,014
Non-U.S. Sovereign Debt	—	25,121,802	—	25,121,802
Municipal Bonds	—	9,829,266	—	9,829,266
U.S. Corporate Bonds	—	16,716,195	—	16,716,195
Residential Mortgage-Backed Securities	—	12,602,580	—	12,602,580
Commercial Mortgage-Backed Securities	—	4,694,489	—	4,694,489
Asset-Backed Securities (including CDOs)	—	20,693,654	—	20,693,654
Foreign Bonds	—	11,346,772	—	11,346,772
Mutual Funds	28,681,457	—	—	28,681,457
Total	$28,681,457	$1,111,636,772	$—	$1,140,318,229
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$2,039	$—	$2,039
Forward Foreign Currency Exchange Contracts - Liabilities	—	(484,750)	—	(484,750)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,159	75,564,030	(46,890,863)	28,684,326
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$701	$—	$—	$57,114	$28,681,457

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.